Airport Concessions - Summary of Value of Concessions (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	$ 9,622,181	$ 8,778,988	$ 9,668,698
MBJA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	3,568,964	2,974,709	3,409,289
MBJA [Member] | Accumulated amortization [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	(8,574,800)	(8,137,101)	(7,699,609)
MBJA [Member] | Mexican airport concessions [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	14,483,170	13,820,651	13,820,651
NMIA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	$ 144,847	$ 120,729	$ 138,367